Promissory Notes Payable – Related Party Officer and His Affiliates (Details) - Schedule of Outstanding Balance of Convertible and Other Notes Issued - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) - Schedule of Outstanding Balance of Convertible and Other Notes Issued [Line Items]
Premiums	$ 1,220,986
Convertible Notes Payable [Member]
Promissory Notes Payable – Related Party Officer and His Affiliates (Details) - Schedule of Outstanding Balance of Convertible and Other Notes Issued [Line Items]
Principal	5,930,804	13,537
Short term	$ 7,151,790	$ 13,527